SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Summary of Financial Assets and Liabilities Measured and Recorded at Fair Value (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Investments in equity securities - equity securities with readily determinable fair value	¥ 41,361,346	$ 5,996,831	¥ 157,988,851
Fair Value, Recurring
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Other assets - returnable consideration from acquisition of Urban			5,385,583
Short-term investments - Investments in wealth management products	156,031,572		147,458,675
Investments in equity securities - equity securities with readily determinable fair value	41,361,346		157,988,851
Long-term investments - equity securities with readily determinable fair value	27,408,446		39,852,428
Long-term investments -available-for-sale debt securities	103,706,206		106,493,137
Fair Value Measurements	328,507,570		457,178,674
Fair Value, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Investments in equity securities - equity securities with readily determinable fair value	41,361,346		157,988,851
Long-term investments - equity securities with readily determinable fair value	27,408,446		39,852,428
Fair Value Measurements	68,769,792		197,841,279
Fair Value, Recurring | Significant Other Observable Inputs (Level 2)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Short-term investments - Investments in wealth management products	156,031,572		147,458,675
Fair Value Measurements	156,031,572		147,458,675
Fair Value, Recurring | Significant Unobservable Inputs (Level 3)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Other assets - returnable consideration from acquisition of Urban			5,385,583
Long-term investments -available-for-sale debt securities	103,706,206	$ 15,035,986	106,493,137
Fair Value Measurements	¥ 103,706,206		¥ 111,878,720